Impairment Charges and Reversals - Summary of Forward Prices Used to Determine Future Cash Flows (Detail) - Commodity Price Assumptions [Member]	Dec. 31, 2017 $ / bbl CAD / bbl CAD / Mcf	Dec. 31, 2016 $ / bbl CAD / bbl CAD / Mcf
WTI [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Annual Increase Thereafter	2.10%	2.00%
WTI [Member] | 2018 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / bbl	57.50	58.70
WTI [Member] | 2019 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / bbl	60.90	62.40
WTI [Member] | 2020 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / bbl	64.13	69.00
WTI [Member] | 2021 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / bbl	68.33	75.80
WTI [Member] | 2022 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / bbl	71.19
WTI [Member] | 2017 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / bbl		55.00
WCS [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Annual Increase Thereafter	2.10%	2.00%
WCS [Member] | 2018 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	50.61	58.20
WCS [Member] | 2019 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	56.59	61.90
WCS [Member] | 2020 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	60.86	66.50
WCS [Member] | 2021 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	64.56	71.00
WCS [Member] | 2022 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	66.63
WCS [Member] | 2017 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price		53.70
Edmonton C5+ [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Annual Increase Thereafter	2.10%
Edmonton C5+ [Member] | 2018 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	72.41
Edmonton C5+ [Member] | 2019 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	74.90
Edmonton C5+ [Member] | 2020 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	77.07
Edmonton C5+ [Member] | 2021 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	81.07
Edmonton C5+ [Member] | 2022 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	83.32
AECO [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Annual Increase Thereafter	2.00%	2.20%
AECO [Member] | 2018 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | CAD / Mcf	2.43	3.15
AECO [Member] | 2019 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | CAD / Mcf	2.77	3.30
AECO [Member] | 2020 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | CAD / Mcf	3.19	3.60
AECO [Member] | 2021 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | CAD / Mcf	3.48	3.90
AECO [Member] | 2022 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | CAD / Mcf	3.67
AECO [Member] | 2017 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | CAD / Mcf		3.40